Organization and Principal Activities (Details) - Schedule of Subsidiary Companies	12 Months Ended
Mar. 31, 2024
Reitar Logtech Engineering Limited (formerly known as Kamui Group Holdings Limited) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A BVI company — Incorporated on September 15, 2022 — Issued share capital of US$202 — Investment holding
Ownership	Wholly owned by the Company
Kamui Development Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on October 24, 2022 — Issued share capital of HK$1 — Investment holding
Ownership	Indirectly wholly owned by the Company
Kamui Cold Chain Engineering & Service Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on October 26, 2015 — Issued share capital of HK$100 — Provision of construction and engineering services
Ownership	Wholly owned by Kamui Development Group Limited
Kamui Logistics Automation System Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on January 22, 2013 — Issued share capital of HK$10,000 — Provision of construction and engineering services
Ownership	Wholly owned by Kamui Development Group Limited
Kamui Construction & Engineering Group Limited (formerly known as Window King Limited) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on December 16, 2016 — Issued share capital of HK$1 — Provision of construction and engineering services
Ownership	Wholly owned by Kamui Development Group Limited
Vincit EngTech Co., Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on July 14, 2023 — Issued share capital of HK$1,000 — Provision of construction and engineering services
Ownership	75% owned by Kamui Cold Chain Engineering & Service Limited
Vincit Build Solution Co., Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on May 10, 2023 — Issued share capital of HK$100 — Provision of construction and engineering services
Ownership	51% owned by Kamui Development Group Limited
Alvin Design and Construction Company Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on October 3, 2018 — Acquired on September 11, 2023 — Issued share capital of HK$180,000 — Provision of construction and engineering services
Ownership	Wholly owned by Vincit Build Solution Co., Limited
Reitar Capital Partners Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A BVI company — Incorporated on May 11, 2020 — Issued share capital of USD$100 — Intermediate holding company
Ownership	Wholly owned by Reitar Logtech Holdings Limited
Reitar Logtech Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on June 3, 2020 — Issued share capital of HK$100 — Intermediate holding company — Provision of asset and project management services
Ownership	Wholly owned by Reitar Capital Partners Limited
Reitar Cold Chain Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on February 26, 2021 — Issued share capital of HK$100 — Provision of asset and project management services
Ownership	Wholly owned by Reitar Logtech Group Limited
Reitar Properties Leasing Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on Mar 1, 2022 — Issued share capital of HK$100 — Provision of asset and project management services
Ownership	Wholly owned by Reitar Logtech Group Limited
Reithub Consulting Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on February 28, 2022 — Issued share capital of HK$100 — Provision of asset and project management services
Ownership	Wholly owned by Reitar Logtech Group Limited
Reitar Asset Management Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on June 14, 2022 — Issued share capital of HK$100 — Provision of asset and project management services
Ownership	Wholly owned by Reitar Logtech Group Limited
Cogen Advisory Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on September 1, 2022 — Issued share capital of HK$100 — Provision of professional consultancy services
Ownership	51% owned by Reitar Logtech Group Limited
Cogen Investment (WS) Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on February 1, 2023 — Issued share capital of HK$100 — Provision of professional consultancy services
Ownership	Wholly owned by Cogen Advisory Limited
Cogen Operation Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	— A Hong Kong company — Incorporated on September 30, 2022 — Fully acquired on May 15, 2023 — Issued share capital of HK$10,000 — Provision of asset and project management services
Ownership	Wholly owned by Cogen Advisory Limited